Finance receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance receivables (Details) [Line Items]
Allowances for expected credit losses	$ 0	$ 0
Finance receivables	2,027,730
Total consideration received	1,824,203
Interest receivable	86,391
Realized loss on sale	$ 117,136
Bottom of range [member]
Finance receivables (Details) [Line Items]
Percentage of finance receivables fixed rate earned fees	7.00%
Top of range [member]
Finance receivables (Details) [Line Items]
Percentage of finance receivables fixed rate earned fees	8.50%
Percentage of loans issued	55.00%